Insurance	12 Months Ended
Dec. 31, 2016
OneMain Holdings, Inc. [Member]
Insurance

14. Insurance

INSURANCE RESERVES

Components of unearned insurance premium reserves, claim reserves and benefit reserves were as follows:

(dollars in millions)
December 31,	2016	2015

Finance receivable related:
Payable to OMH:
Unearned premium reserves	$508	$574
Claim reserves	78	88
Subtotal (a)	586	662

Payable to third-party beneficiaries:
Unearned premium reserves	98	66
Benefit reserves	105	113
Claim reserves	20	22
Subtotal (b)	223	201

Non-finance receivable related:
Unearned premium reserves	86	91
Benefit reserves	388	388
Claim reserves	60	67
Subtotal (b)	534	546

Total	$1,343	$1,409

(a)	Reported as a contra-asset to net finance receivables.

(b)	Reported in insurance claims and policyholder liabilities.

Our insurance subsidiaries enter into reinsurance agreements with other insurers. Reserves related to unearned premiums, claims and benefits assumed from non-affiliated insurance companies totaled $333 million and $346 million at December 31, 2016 and 2015, respectively.

Reserves related to unearned premiums, claims and benefits ceded to non-affiliated insurance companies totaled $102 million and $107 million at December 31, 2016 and 2015, respectively.

Changes in the reserve for unpaid claims and loss adjustment expenses (not considering reinsurance recoverable):

(dollars in millions)
At or for the Years Ended December 31,	2016	2015	2014

Balance at beginning of period	$177	$70	$68
Less reinsurance recoverables	(26)	(22)	(22)
Net balance at beginning of period	151	48	46
Reserve for unpaid claims and loss adjustment expenses assumed in connection with the OneMain Acquisition	-	104	-
Additions for losses and loss adjustment expenses incurred to:
Current year	203	83	65
Prior years *	(20)	5	(3)
Total	183	88	62
Reductions for losses and loss adjustment expenses paid related to:
Current year	(124)	(63)	(39)
Prior years	(78)	(26)	(21)
Total	(202)	(89)	(60)
Net balance at end of period	132	151	48
Plus reinsurance recoverables	26	26	22
Balance at end of period	$158	$177	$70

*	Reflects (i) a redundancy in the prior years’ net reserves of $20 million at December 31, 2016 primarily due to credit disability and credit involuntary unemployment insurance claims developing more favorably than anticipated (ii) a shortfall in the prior years’ net reserves of $5 million at December 31, 2015 primarily resulting from increased estimates for claims incurred in prior years as claims have developed and (iii) a redundancy in the prior years’ net reserves of $3 million at December 31, 2014 primarily resulting from the settlement of claims incurred in prior years for amounts that were less than expected.

Incurred claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2016, were as follows:

	Years Ended December 31,					At December 31, 2016
(dollars in millions)	2012(a)	2013(a)	2014(a)	2015(a)	2016	Incurred-but- not-reported Liabilities (b)	Cumulative Number of Reported Claims	Cumulative Frequency (c)
Credit Insurance
Accident Year
2012	$145	$136	$132	$130	$129	$1	53,887	3.0%
2013	-	140	127	125	124	3	54,043	2.9%
2014	-	-	145	132	130	9	55,861	3.0%
2015	-	-	-	138	129	19	57,197	3.0%
2016	-	-	-	-	138	63	51,662	2.8%
Total					$650

(a)	Unaudited.

(b)	Includes expected development on reported claims.

(c)	Frequency for each accident year is calculated as the ratio of all reported claims incurred to the total exposures in force.

Cumulative paid claims and allocated claim adjustment expenses, net of reinsurance, as of December 31, 2016, were as follows:

	Years Ended December 31,
(dollars in millions)	2012*	2013*	2014*	2015*	2016
Credit Insurance
Accident Year
2012	$70	$109	$120	$125	$128
2013	-	68	105	115	121
2014	-	-	71	110	121
2015	-	-	-	71	109
2016	-	-	-	-	75
Total					$554

All outstanding liabilities before 2012, net of reinsurance					-
Liabilities for claims and claim adjustment expenses, net of reinsurance					$96

*	Unaudited.

The reconciliations of the net incurred and paid claims development to the liability for claims and claim adjustment expenses were as follows:

(dollars in millions)
December 31,	2016	2015*	2014*

Liabilities for unpaid claims and claim adjustment expenses, net of reinsurance:
Credit insurance	$96	$105	$111
Other short-duration insurance lines	20	25	31
Total	116	130	142

Reinsurance recoverable on unpaid claims:
Other short-duration insurance lines	22	22	22

Insurance lines other than short-duration	20	25	25
Acquired business included above	-	-	(119)
Total gross liability for unpaid claims and claim adjustment expense	$158	$177	$70

*	Unaudited.

We use completion factors to estimate the unpaid claim liability for credit insurance and most other short-duration products. For some products, the unpaid claim liability is estimated as a percent of exposure. For the long-tailed Excess & Surplus products, which have a longer period of time before claims are paid, unpaid claim liabilities are estimated by a third party and reviewed by our appointed actuary using statistical analyses, including analysis of trends in loss severity and frequency.

There have been no significant changes in methodologies or assumptions during 2016.

Our average annual percentage payout of incurred claims by age, net of reinsurance, as of December 31, 2016, were as follows:

Years	1	2	3	4	5
Credit insurance	54.7%	29.7%	8.5%	4.4%	2.2%

STATUTORY ACCOUNTING

Springleaf and OneMain insurance subsidiaries file financial statements prepared using statutory accounting practices prescribed or permitted by the Indiana Department of Insurance (the “Indiana DOI”) and the Texas Department of Insurance (the “Texas DOI”), respectively, which is a comprehensive basis of accounting other than GAAP. The primary differences between statutory accounting practices and GAAP are that under statutory accounting, policy acquisition costs are expensed as incurred, policyholder liabilities are generally valued using prescribed actuarial assumptions, and certain investment securities are reported at amortized cost. We are not required and did not apply purchase accounting to the insurance subsidiaries on a statutory basis.

Statutory net income (loss) for our insurance companies by type of insurance was as follows:

(dollars in millions)
Years Ended December 31,	2016	2015	2014

Property and casualty:
Yosemite Insurance Company (“Yosemite”)	$11	$15	$16
Triton Insurance Company (“Triton”)	14	3	-

Life and health:
Merit Life Insurance Co. (“Merit”)	$20	$(1)	$(2)
American Health and Life Insurance Company (“AHL”)	71	11	-

Statutory capital and surplus for our insurance companies by type of insurance were as follows:

(dollars in millions)
December 31,	2016	2015

Property and casualty:
Yosemite	$63	$76
Triton	139	181

Life and health:
Merit	$133	$123
AHL	215	184

Springleaf and OneMain insurance companies are also subject to risk-based capital requirements adopted by the Indiana DOI and the Texas DOI, respectively. Minimum statutory capital and surplus is the risk-based capital level that would trigger regulatory action. At December 31, 2016 and 2015, our insurance subsidiaries’ statutory capital and surplus exceeded the risk-based capital minimum required levels.

DIVIDEND RESTRICTIONS

State law restricts the amounts that Springleaf’s insurance subsidiaries, Yosemite and Merit, may pay as dividends without prior notice to the Indiana DOI. The maximum amount of dividends (referred to as “ordinary dividends”) for an Indiana domiciled life insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net gain from operations as of the prior year-end. Any amount greater must be approved by the Indiana DOI prior to its payment. The maximum ordinary dividends for an Indiana domiciled property and casualty insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net income. Any amount greater must be approved by the Indiana DOI prior to its payment. These approved dividends are called “extraordinary dividends.” Springleaf insurance subsidiaries paid extraordinary dividends to SFC totaling $63 million, $100 million, and $57 million during 2016, 2015, and 2014, respectively, and ordinary dividends of $18 million to SFC during 2014.

State law also restricts the amounts that OneMain insurance subsidiaries, AHL and Triton, may pay as dividends without prior notice to the Texas DOI. The maximum amount of dividends (also referred to as “ordinary dividends”) for a Texas domiciled life insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net gain from operations as of the prior year-end. Any amount greater must be approved by the Texas DOI prior to its payment. The maximum ordinary dividends for a Texas domiciled property and casualty insurance company that can be paid without prior approval in a 12 month period (measured retrospectively from the date of payment) is the greater of: (i) 10% of policyholders’ surplus as of the prior year-end; or (ii) the statutory net income. Any amount greater must be approved by the Texas DOI prior to its payment. These approved dividends are called “extraordinary dividends.” OneMain insurance subsidiaries paid extraordinary dividends to OMFH totaling $105 million during 2016 and $68 million of ordinary dividends subsequent to the effective closing date of the OneMain Acquisition in 2015.